Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) - USD ($)	Jan. 31, 2015	Feb. 01, 2014
Cash Equivalents - Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	$ 35,533,000	$ 41,236,000
Cash Equivalents - Money Market Funds [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	35,533,000	41,236,000
Cash Equivalents - Money Market Funds [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0
Cash Equivalents - Money Market Funds [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0
Non-Qualified Deferred Compensation Plan Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	2,904,000	2,191,000
Non-Qualified Deferred Compensation Plan Assets [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	2,904,000	2,191,000
Non-Qualified Deferred Compensation Plan Assets [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0
Non-Qualified Deferred Compensation Plan Assets [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0
Non-Qualified Deferred Compensation Plan Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(2,904,000)	(2,191,000)
Non-Qualified Deferred Compensation Plan Liabilities [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(2,904,000)	(2,191,000)
Non-Qualified Deferred Compensation Plan Liabilities [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Non-Qualified Deferred Compensation Plan Liabilities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Deferred Compensation Plan Liabilities For Non-Employee Directors [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(2,066,000)	(1,668,000)
Deferred Compensation Plan Liabilities For Non-Employee Directors [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(2,066,000)	(1,668,000)
Deferred Compensation Plan Liabilities For Non-Employee Directors [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Deferred Compensation Plan Liabilities For Non-Employee Directors [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Restricted Stock Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(8,857,000)	(7,769,000)
Restricted Stock Units [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(8,857,000)	(7,769,000)
Restricted Stock Units [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Restricted Stock Units [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Performance Share Units [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(5,147,000)	(2,300,000)
Performance Share Units [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	(5,147,000)	(2,300,000)
Performance Share Units [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Performance Share Units [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Derivative Financial Instruments, Net [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	79,000	834,000
Derivative Financial Instruments, Net [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0	0
Derivative Financial Instruments, Net [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	79,000	$ 834,000
Derivative Financial Instruments, Net [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset, Fair Value	0
Convertible Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	6,957,000
Convertible Debt Securities [Member] | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Convertible Debt Securities [Member] | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	0
Convertible Debt Securities [Member] | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liability, Fair Value	$ 6,957,000